Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	27,526,596
Proposed Maximum Offering Price per Unit	9.40
Maximum Aggregate Offering Price	$ 258,750,002.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,733.38
Offering Note	Calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to the prospectus supplement with which this Calculation of Filing Fee Tables is filed (the "Prospectus Supplement") has been paid in accordance with Rule 456(b) under the Securities Act. The securities covered by this Calculation of Filing Fee Tables include 3,590,425 shares of common stock that are issuable upon the underwriters' exercise of their option to purchase such shares for 30 days after the date of the prospectus supplement.